SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Apr. 30, 2026	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025	Oct. 31, 2024
Accounting Policies [Abstract]
Investment from intellectual property						$ 136,725
Loss on write-off of intangible asset	$ 0		$ 105,190	$ 0	$ 105,190	105,190	$ 0
Revenue	33,821		$ 43,708	33,821	$ 43,708	65,561	4,241
Employer retirement contributions	$ 1,485
Employee benefits percentage	3.00%
Unrecognized tax benefits	$ 0			0		0	0
Convertible note payable, at fair value	12,531			12,531		59,867	$ 0
Gain on fair value of convertible note		$ 12,421
Derivative liability	$ 192,500			$ 192,500		$ 0